Investments - Disclosure of Noncurrent Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments, Financial Assets [Abstract]
Non-current financial assets at beginning of period	$ 16.2	$ 16.4
Additions	5.1	0.2
Revaluation of investments held at FVTOCI	3.4	0.0
Change in value of investments held at FVTPL	0.0	(0.4)
Disposals	(0.7)	0.0
Non-current financial assets at end of period	24.0	16.2
Listed investments	12.6	10.7
Unlisted investments	11.4	5.5
Total non-current financial assets	$ 24.0	$ 16.2